2. GOING CONCERN	12 Months Ended
Dec. 31, 2018
Going Concern
GOING CONCERN

The accompanying consolidated financial statements have been prepared on the assumption that we will continue as a going concern. As reflected in the accompanying consolidated financial statements, we had a net loss of $7,880,013 and used cash of $1,638,582 in operating activities for the year ended December 31, 2018. We had a working capital deficiency of $17,601,515 and a stockholders’ deficiency of $17,769,177 as of December 31, 2018. These factors raise substantial doubt about our ability to continue as a going concern. Our ability to continue as a going concern is dependent on our ability to increase sales and obtain external funding for our projects under development. The financial statements do not include any adjustments that may result from the outcome of this uncertainty.